LONG-TERM OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Accrued royalties	$ 35,451	$ 22,101
Other	8,902	4,507
Long-term obligations	$ 44,353	$ 26,608